SEGMENT INFORMATION (Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 110,833	$ 116,121
Depreciation and amortization	4,881	4,065	$ 4,292
Expenditure for segment assets	12,330	11,040
Discontinued Operation [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets
Depreciation and amortization
Asset's impairment
Expenditure for segment assets
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	27,271	32,536
Depreciation and amortization	2,174	1,400
Asset's impairment	1,800
Expenditure for segment assets	271	765
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	27,267	21,525
Depreciation and amortization	740	1,020
Expenditure for segment assets	4,831	556
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	45,112	41,433
Depreciation and amortization	1,683	799
Expenditure for segment assets	5,624	9,410
Overhaul and coating of jet engine components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	7,128	6,073
Depreciation and amortization	284	846
Expenditure for segment assets	1,604	309
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	4,055	14,554
Depreciation and amortization
Expenditure for segment assets